UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-21834

Name of Fund:  York Enhanced Strategies Fund, LLC

Fund Address:	767 Fifth Avenue
17th Floor
New York, New York, 10153

Name and address of agent for service:	Jeffrey A. Weber
767 Fifth Avenue
17th Floor
New York, New York 10153

Registrant’s telephone number, including area code:  1-212-300-1300

Date of fiscal year end:  12/31/2006

Date of reporting period:  07/01/2005 – 06/30/2006

Item 1 – Proxy Voting Record

(a)                                  The name of the issuer of the portfolio security: Nutreco Holdings NV

(b)                                 The exchange ticker symbol of the portfolio security: NUO NA

(c)                                  The CUSIP number for the portfolio security: NL0000375400

(d)                                 The shareholder meeting date: 06/13/06

(e)                                  A brief identification of the matter voted on: Amend Articles to reflect recommendations of Dutch Corporate Governance Code and Amendments in Company Law.

(f)                                    Whether the matter was proposed by the issuer or by a security holder: By issuer

(g)                                 Whether the registrant cast its vote on the matter: Yes

(h)                                 How the registrant casts its vote: For

(i)                                     Whether the registrant casts its vote for or against management: For

Item 1 – Proxy Voting Record

(a)                                  The name of the issuer of the portfolio security: Certegy Inc.

(b)                                 The exchange ticker symbol of the portfolio security: CEY

(c)                                  The CUSIP number for the portfolio security: 156880106

(d)                                 The shareholder meeting date: 01/26/2006

(e)                                  A brief identification of the matter voted on: a) Approval of merger with Fidelity National Information Services, Inc; b) Approval of amendment and restatement of Certegy’s Amended and Restated Articles of Incorporation to increase the authorized shares of capital stock from 400,000,000 to 800,000,000 with 600,000,000 shares designated as common stock and 200,000,000 designated as preferred stock and to change Certegy’s name to “Fidelity National Information Services, Inc.” c) Approval of Amended and Restated Certegy, Inc. Stock incentive plan.

(f)                                    Whether the matter was proposed by the issuer or by a security holder: By issuer

(g)                                 Whether the registrant cast its vote on the matter: Yes to all

(h)                                 How the registrant casts its vote: For to all

(i)                                     Whether the registrant casts its vote for or against management: For to all

Item 1 – Proxy Voting Record

(a)                                  The name of the issuer of the portfolio security: Liberty Media Corp.

(b)                                 The exchange ticker symbol of the portfolio security: L

(c)                                  The CUSIP number for the portfolio security: 530718105

(d)                                 The shareholder meeting date: 04/06/2006

(e)                                  A brief identification of the matter voted on: a) election of Director Donne F. Fisher; b) Election of Director Gregory B. Maffei; c) Election of Director Lavoy Robison; d) the merger proposal; e) the tracking stock proposal; f) the optional conversion proposal; g) the optional redemption proposal; h) the group disposition proposal; i) auditors ratification proposal.

(f)                                    Whether the matter was proposed by the issuer or by a security holder: by Issuer

(g)                                 Whether the registrant cast its vote on the matter: Yes to all

(h)                                 How the registrant casts its vote: For to all

(i)                                     Whether the registrant casts its vote for or against management: For to all

Item 1 – Proxy Voting Record

(a)                                  The name of the issuer of the portfolio security: Stewart and Stevenson Services, Inc.

(b)                                 The exchange ticker symbol of the portfolio security: SVC

(c)                                  The CUSIP number for the portfolio security: 860342104

(d)                                 The shareholder meeting date: 05/09/2006

(e)                                  A brief identification of the matter voted on: a) to approve and adopt the Agreement and Plan of Merger, dated as of 02/27/06, among Stewart and Stevenson Services, Inc., Armor Holdings, Inc. and Santana Acquisition Corp. and the merger contemplated by the Merger Agreement; b) to approve the postponement or adjournment of the special meeting to a later date to solicit additional proxies in favor of the approval and adoption of the Merger Agreement and the merger of which there are insufficient votes for approval and adoption of the Merger Agreement and the merger at the special meeting.

(f)                                    Whether the matter was proposed by the issuer or by a security holder: by Issuer

(g)                                 Whether the registrant cast its vote on the matter: Yes to all

(h)                                 How the registrant casts its vote: Against to all

(i)                                     Whether the registrant casts its vote for or against management: Against to all

Item 1 – Proxy Voting Record

(a)                                  The name of the issuer of the portfolio security: Boston Scientific Corp.

(b)                                 The exchange ticker symbol of the portfolio security: BSX

(c)                                  The CUSIP number for the portfolio security: 101137107

(d)                                 The shareholder meeting date: 05/09/2006

(e)                                  A brief identification of the matter voted on: a) Election of Director John E. Abele; b) Election of Director Joel L. Fleishman; c) Election of Director Ernest Mario, PH.D; d) Election of Director Uwe E. Reinhardt; e) Election of Director Nancy-Ann Deparle; f) Election of Director Kristina M. Johnson; g) Ratification of Ernst & Young LLC as independent auditors; h) to approve the Boston Scientific Corporation 2006 Global Employee Stock Ownership Plan.

(f)                                    Whether the matter was proposed by the issuer or by a security holder: By Issuer

(g)                                 Whether the registrant cast its vote on the matter: Yes to all

(h)                                 How the registrant casts its vote: For to all

(i)                                     Whether the registrant casts its vote for or against management: For to all

Item 1 – Proxy Voting Record

(a)                                  The name of the issuer of the portfolio security: Atlas Air Worldwide Holdings, Inc.

(b)                                 The exchange ticker symbol of the portfolio security: AAWW

(c)                                  The CUSIP number for the portfolio security: 49164205

(d)                                 The shareholder meeting date: 06/27/2006

(e)                                  A brief identification of the matter voted on: a) Election of Director Robert F. Agnew; b) election of Director Timothy J. Bernlohr; c) Election of director Keith E. Butler; d) Election of Eugene I. Davis; e) Election of Director Jeffrey H. Erickson; f) Election of Director William J. Flynn; g) Election of James S. Gilmore; h) Election of Director Carol B. Hallett; i) Election of Director Frederick McCorkle; j) Approval of the 2006 Annual Incentive Plan for Senior Executives in conformance with section 162(M) of the Internal Revenue Code.

(f)                                    Whether the matter was proposed by the issuer or by a security holder: by Issuer

(g)                                 Whether the registrant cast its vote on the matter: Yes to all

(h)                                 How the registrant casts its vote: For to all

(i)                                     Whether the registrant casts its vote for or against management: For to all

Item 1 – Proxy Voting Record

(a)                                  The name of the issuer of the portfolio security: Kerr-McGee Corp.

(b)                                 The exchange ticker symbol of the portfolio security: KMG

(c)                                  The CUSIP number for the portfolio security: 492386107

(d)                                 The shareholder meeting date: 08/10/2006

(e)                                  A brief identification of the matter voted on: a) proposal to adopt the Agreement and Plan of Merger, dated as of 06/22/06, by and among Anadarko Petroleum Corporation, APC Acquisition Sub., Inc. and Kerr-McGee Corporation pursuant to which APC Acquisition Sub., Inc. would be merged with and into Kerr-McGee Corporation, which would become a wholly-owned subsidiary of Anadarko Petroleum Corporation; b) proposal to adjourn the special meeting, if necessary, to solicit additional proxies in favor of adoption of the Merger Agreement referred to in a).

(f)                                    Whether the matter was proposed by the issuer or by a security holder: by Issuer

(g)                                 Whether the registrant cast its vote on the matter: Yes to all

(h)                                 How the registrant casts its vote: For to all

(i)                                     Whether the registrant casts its vote for or against management: For to all

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

York Enhanced Strategies Fund, LLC
By:	/s/ Adam J. Semler

Adam J. Semler, Chief Financial Officer of York Enhanced Strategies Fund, LLC

August 29, 2006